Federal Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provision at the expected statutory rate												$ 3,428	$ 2,779	$ 2,435
Effect of tax-exempt income												(1,089)	(1,105)	(1,086)
Effect of investment in life insurance												(90)	(91)	(68)
Nondeductible interest												41	37	42
Nondeductible merger and acquisition expense													34	163
Other items												(13)	(10)	(24)
Provision for income taxes	$ 769	$ 638	$ 526	$ 593	$ 520	$ 421	$ 546	$ 593	$ 84	$ 1,459	$ 1,113	$ 2,277	$ 1,644	$ 1,462